Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
As of December 31, 2016 and 2015, significant components of the Company’s deferred tax assets were as follows:

	December 31,
	2016	2015
Net operating loss carryforwards	$3,356,000	$1,414,000
Stock-based compensation	2,016,000	1,131,000
Deferred rent	9,000	11,000
Accrued compensation due to related party	-	60,000
Depreciation	1,000	2,000
Total deferred tax assets	5,382,000	2,618,000
Valuation allowance	(5,382,000)	(2,618,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciled below is the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rates for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
U. S. federal statutory tax rate	(35.0)%	(35.0)%
Net losses passed through to owners while operating as a limited liability company	0.0%	18.5%
State taxes, net of Federal benefit	(6.0)%	(6.0)%
Change in valuation allowance	41.0%	22.5%
Effective tax rate	0.0%	0.0%